Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of warrant activity for the year ended December 31, 2018 and 2017:

Number of Warrants
Outstanding as of January 1, 2017	268,788,733
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	47,302,176
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	12,942,000
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable and warrants	(163,178,007)
Ratchet warrants issued due to price reset	7,454,050
Cashless warrant exercise	(111,244,318)
Outstanding as of December 31, 2017	62,064,634
Issuance of Series C Warrants	55,000,000
Cancellation of Series C Warrants for no consideration	(55,000,000)
Cashless warrant exercise	(555,556)
Warrants exercise for cash	(2,850,000)
Expiration of warrant	(1,167)
Outstanding as of December 31, 2018	58,657,911